Expense Example - Natixis Sustainable Future 2055 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	959
Expense Example, with Redemption, 5 Years	1,871
Expense Example, with Redemption, 10 Years	4,208
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	984
Expense Example, with Redemption, 5 Years	1,914
Expense Example, with Redemption, 10 Years	$ 4,289